Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

The following table presents details of the Company’s property, plant and equipment, net of accumulated depreciation:

	Useful Life (in years)	2014	2013

Land		56	60
Buildings	9 to 50	686	679
Machinery and installations	2 to 10	2,549	2,492
Other Equipment	1 to 5	249	273
Prepayments and construction in progress		143	88

		3,683	3,592
Less accumulated depreciation		(2,560)	(2,544)

Property, plant and equipment, net of accumulated depreciation		1,123	1,048